Investment in equity investees	12 Months Ended
Mar. 31, 2016
Investment in equity investees
Investment in equity investees

14.   Investment in equity investees

	Cost method	Equity method	Total
	(in millions of RMB)
Balance at April 1, 2014	13,589	4,077	17,666
Additions	12,304	16,518	28,822
Share of results and other comprehensive income (i)	—	(1,148)	(1,148)
Less: disposals and transfers (ii)	(9,818)	(806)	(10,624)
Less: impairment loss	(419)	(438)	(857)
Foreign currency translation adjustments	17	1	18

Balance at March 31, 2015	15,673	18,204	33,877
Additions (iii)	19,764	41,968	61,732
Share of results and other comprehensive income (i)	—	(1,296)	(1,296)
Less: disposals and transfers (ii)	(2,150)	(751)	(2,901)
Less: impairment loss	(902)	—	(902)
Foreign currency translation adjustments	879	72	951

Balance at March 31, 2016	33,264	58,197	91,461

(i)

Share of results and other comprehensive income includes the share of results of the equity investees, the gain arising from the deemed disposal of the equity investees and the amortization of basis differences. The balance excludes the gain arising from fair value adjustments of contingent consideration related to an equity investee and the expenses in connection with the share-based awards relating to ordinary shares of the Company and Ant Financial Services granted to employees of certain equity investees (Note 8(d)).

(ii)

During the year ended March 31, 2015, transfers under the equity method were primarily related to the step acquisitions of OneTouch (Note 4(g)), UCWeb (Note 4(f)), AutoNavi (Note 4(d)), as well as an additional investment in Weibo (Note 4(u)).

During the year ended March 31, 2016, disposals under the cost method were primarily related to the partial disposal of the Company's investment in an equity investee. A gain of approximately US$471 million (RMB3,078 million) arising from such disposal was recognized in interest and investment income, net in the consolidated income statement. Transfers under the equity method were primarily related to the consolidation of Alibaba Health upon which the control was obtained by the Company (Note 4(c)).

(i)

Additions during the year ended March 31, 2016 included the fair value of the retained noncontrolling investment in Alibaba Pictures which is accounted for as an equity method investee after the deconsolidation (Note 4(e)).

During the years ended March 31, 2015 and 2016, the Company completed several investments accounted for as equity investees. Details of the significant investments are summarized in Note 4.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company's carrying value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value. Impairment charges in connection with the equity method investments of nil, RMB438 million and nil were recorded in share of results of equity investees in the consolidated income statements for the years ended March 31, 2014, 2015 and 2016, respectively. Impairment charges in connection with the cost method investments of RMB119 million, RMB419 million and RMB902 million were recorded in interest and investment income, net in the consolidated income statements for the years ended March 31, 2014, 2015 and 2016, respectively. The fair value measurements with respect to such impairment losses were individually insignificant and utilized a number of different unobservable inputs not subject to meaningful aggregation.

As of March 31, 2016, the equity method investments with an aggregate carrying amount of RMB42,395 million that are publicly traded have decreased in value and the total open market values of these investments amounted to RMB38,344 million. A decline in the quoted market price below the carrying amount is not necessarily indicative of a loss in value that is other than temporary. The Company evaluated all factors and no impairment charge was recognized for these publicly traded equity method investments.

As of March 31, 2015 and 2016, the cost method investments with an aggregate carrying amount of RMB6,046 million and RMB9,223 million have appreciated in value and the Company estimated the fair value to approximate RMB14,965 million and RMB25,639 million, respectively. As of the same dates, for certain other cost method investments with carrying amounts of RMB9,627 million and RMB24,041 million, the Company identified no events or changes in circumstances that may have a significant adverse effect on the fair values of the investments and determined that it is not practicable to estimate their fair values, respectively.